Unaudited Interim Condensed Consolidated Statement of Cash Flows $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Net cash provided by operating activities
Net cash provided by operating activities	$ 4,417	$ 400
Cash flows from investing activities:
Vessels' acquisition and improvements	(13,829)	(631)
Leasehold improvements	(196)	0
Acquisition of a subsidiary, net of cash acquired	0	(4,151)
Proceeds from sale of vessel	15,200	16,000
Proceeds from disposal of equity method investment	17,980	0
Lease prepayments	(5,500)	0
Net cash provided by investing activities	13,655	11,218
Cash flows from financing activities:
Payments for repurchase of common stock	(17)	0
Due to related parties	(3,144)	188
Proceeds from related party loan	0	2,000
Proceeds from long-term debt and other financial liabilities	18,250	0
Payments of related party loan	0	(2,000)
Payments of financing and stock issuance costs	(543)	(20)
Payments of finance lease liabilities	(18,073)	(996)
Dividends to non-controlling shareholders of subsidiary	(2,799)	0
Dividends paid	(1,772)	(751)
Repayments of long-term debt and other financial liabilities	(12,313)	(13,353)
Net cash used in financing activities	(20,411)	(14,932)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(85)	0
Net decrease in cash and cash equivalents and restricted cash	(2,424)	(3,314)
Cash and cash equivalents and restricted cash at beginning of period	14,564	6,762
Cash and cash equivalents and restricted cash at end of period	12,140	3,448
Cash paid during the period for:
Interest paid	2,245	3,565
Noncash investing activities:
Vessels' acquisition and improvements	(15,696)	0
Leasehold improvements	(49)	0
Right-of use assets	(26,163)	0
Noncash financing activities:
Dividends on common stock and participating non vested restricted stock awards declared but not paid	(954)	(92)
Assumed financial obligation (Note 7)	15,687	0
Financing and stock issuance stocks	$ (41)	$ 0